Cover	Dec. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2023
Entity File Number	333-258034
Entity Registrant Name	Galaxy Enterprises Inc
Entity Central Index Key	0001871890
Entity Tax Identification Number	86-1370102
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1701 Charles Iam Court
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
City Area Code	(702)
Local Phone Number	596-9628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false